INCOME TAXES - Schedule of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
INCOME TAXES
Current tax		¥ 77,274	¥ 370,946	¥ (474,874)
Deferred tax		(157,885)	(131,718)	669,161
Income tax expenses/ (benefits)	$ (12,354)	¥ (80,611)	¥ 239,228	¥ 194,287	[1]

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.